Other non-current liabilities and employee future benefits - Included in Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ 970	$ 1,514	[1]
Net defined benefit pension plan liability
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	973	1,546
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on defined benefit plans	$ (3)	$ (32)

[1]	Comparative information has been restated due to a discontinued operation (note 7).